UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21563
Investment Company Act File Number
Eaton Vance Short Duration Diversified Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Short Duration Diversified Income Fund	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 44.0%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Aerospace and Defense — 1.0%
		Aveos Fleet Performance, Inc.
	8	Revolving Loan, 4.59%, Maturing March 12, 2013(2)	$8,250
	12	Term Loan, 11.25%, Maturing March 12, 2013	12,437
	32	Term Loan - Second Lien, 10.75%, Maturing March 12, 2015(3)	30,799
		DAE Aviation Holdings, Inc.
	112	Term Loan, 4.23%, Maturing July 31, 2014	101,224
	115	Term Loan, 4.23%, Maturing July 31, 2014	104,266
		Evergreen International Aviation
	247	Term Loan, 10.50%, Maturing October 31, 2011(3)	234,621
		Hawker Beechcraft Acquisition
	1,847	Term Loan, 2.37%, Maturing March 26, 2014	1,497,284
	110	Term Loan, 2.63%, Maturing March 26, 2014	89,283
		International Lease Finance Co.
	500	Term Loan, 6.75%, Maturing March 17, 2015	504,375
		TransDigm, Inc.
	1,000	Term Loan, 2.54%, Maturing June 23, 2013	973,571

			$3,556,110

Air Transport — 0.2%
		Delta Air Lines, Inc.
	495	Term Loan, 2.26%, Maturing April 30, 2012	$472,731
	340	Term Loan - Second Lien, 3.59%, Maturing April 30, 2014	308,379

			$781,110

Automotive — 2.3%
		Adesa, Inc.
	721	Term Loan, 3.07%, Maturing October 18, 2013	$690,468
		Allison Transmission, Inc.
	771	Term Loan, 3.10%, Maturing August 7, 2014	721,827
		Dayco Products, LLC
EUR	103	Term Loan, 7.00%, Maturing November 13, 2014	122,413
	118	Term Loan, 10.50%, Maturing May 13, 2014	115,361
	18	Term Loan, 12.50%, Maturing November 13, 2014(3)	15,437
		Federal-Mogul Corp.
	224	Term Loan, 2.28%, Maturing December 28, 2015	200,452
	289	Term Loan, 2.29%, Maturing December 29, 2014	258,916
		Ford Motor Co.
	479	Term Loan, 3.35%, Maturing December 16, 2013	466,768
		Goodyear Tire & Rubber Co.
	3,175	Term Loan - Second Lien, 2.24%, Maturing April 30, 2014	2,953,245
		HHI Holdings, LLC
	494	Term Loan, 10.50%, Maturing March 30, 2015	497,453
		Keystone Automotive Operations, Inc.
	234	Term Loan, 4.02%, Maturing January 12, 2012	191,951
		LKQ Corp. U.S.
	227	Term Loan, 2.59%, Maturing October 12, 2013	220,120
		TriMas Corp.
	1,070	Term Loan, 6.00%, Maturing August 2, 2011	1,051,582
	293	Term Loan, 6.00%, Maturing December 15, 2015	288,130

			$7,794,123

Building and Development — 0.7%
		Brickman Group Holdings, Inc.
	584	Term Loan, 2.53%, Maturing January 23, 2014	548,592

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Building Materials Corp. of America
	386	Term Loan, 3.13%, Maturing February 24, 2014	$374,018
		Mueller Water Products, Inc.
	208	Term Loan, 5.49%, Maturing May 23, 2014	206,975
		Panolam Industries Holdings, Inc.
	132	Term Loan, 8.25%, Maturing December 31, 2013	122,348
		Re/Max International, Inc.
	449	Term Loan, 5.50%, Maturing March 11, 2016	448,314
		Realogy Corp.
	146	Term Loan, 3.31%, Maturing October 10, 2013	128,530
	543	Term Loan, 3.35%, Maturing October 10, 2013	477,399

			$2,306,176

Business Equipment and Services — 4.2%
		Activant Solutions, Inc.
	469	Term Loan, 2.56%, Maturing May 2, 2013	$441,588
		Acxiom Corp.
	426	Term Loan, 3.50%, Maturing March 15, 2015	426,316
		Affinion Group, Inc.
	848	Term Loan, 5.00%, Maturing October 10, 2016	812,900
		Allied Barton Security Service
	195	Term Loan, 6.75%, Maturing February 18, 2015	196,111
		Dealer Computer Services, Inc.
	429	Term Loan, 5.25%, Maturing April 21, 2017	425,364
		Education Management, LLC
	1,400	Term Loan, 2.31%, Maturing June 3, 2013	1,316,490
		First American Corp.
	250	Term Loan, 4.75%, Maturing April 12, 2016	250,313
		Intergraph Corp.
	921	Term Loan, 4.79%, Maturing May 29, 2014	918,718
		Mitchell International, Inc.
	189	Term Loan, 2.56%, Maturing March 28, 2014	175,327
		NE Customer Service
	419	Term Loan, 6.00%, Maturing March 5, 2016	412,121
		Protection One Alarm Monitor, Inc.
	400	Term Loan, 6.00%, Maturing May 16, 2016	396,500
		Quintiles Transnational Corp.
	879	Term Loan, 2.46%, Maturing March 29, 2013	844,354
		Sabre, Inc.
	1,352	Term Loan, 2.37%, Maturing September 30, 2014	1,222,392
		Serena Software, Inc.
	1,185	Term Loan, 2.54%, Maturing March 10, 2013	1,131,675
		Sitel (Client Logic)
	165	Term Loan, 6.03%, Maturing January 30, 2014	160,270
		SunGard Data Systems, Inc.
	81	Term Loan, 2.09%, Maturing February 28, 2014	77,072
	2,294	Term Loan, 4.00%, Maturing February 26, 2016	2,215,496
		Travelport, LLC
EUR	526	Term Loan, 3.22%, Maturing August 23, 2013	644,679
		Valassis Communications, Inc.
	474	Term Loan, 2.79%, Maturing March 2, 2014	460,084
	107	Term Loan, 2.79%, Maturing March 2, 2014	103,893
		West Corp.
	673	Term Loan, 2.75%, Maturing October 24, 2013	640,071
	978	Term Loan, 4.25%, Maturing July 15, 2016	950,699

			$14,222,433

Cable and Satellite Television — 3.6%
		Charter Communications Operating, Inc.
	1,942	Term Loan, 2.32%, Maturing March 6, 2014	1,847,000

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		CSC Holdings, Inc.
	1,466	Term Loan, 2.09%, Maturing March 29, 2016	$1,434,568
		CW Media Holdings, Inc.
	1,102	Term Loan, 3.53%, Maturing February 16, 2015	1,078,056
		Insight Midwest Holdings, LLC
	1,029	Term Loan, 2.16%, Maturing April 7, 2014	978,458
		Kabel Deutschland GmbH
EUR	1,000	Term Loan, 2.89%, Maturing March 31, 2014	1,276,817
		MCC Iowa, LLC
	1,954	Term Loan, 2.06%, Maturing January 31, 2015	1,809,548
		ProSiebenSat.1 Media AG
EUR	232	Term Loan, 2.57%, Maturing June 26, 2015	270,191
EUR	9	Term Loan, 2.57%, Maturing July 3, 2015	10,966
EUR	62	Term Loan, 3.52%, Maturing March 6, 2015	59,711
EUR	62	Term Loan, 3.77%, Maturing March 4, 2016	59,711
		UPC Broadband Holding B.V.
EUR	1,394	Term Loan, 4.23%, Maturing December 31, 2016	1,678,984
EUR	1,006	Term Loan, 4.48%, Maturing December 31, 2017	1,215,448
		YPSO Holding SA
EUR	96	Term Loan, 4.39%, Maturing June 16, 2014(3)	101,257
EUR	157	Term Loan, 4.39%, Maturing June 16, 2014(3)	165,209
EUR	250	Term Loan, 4.39%, Maturing June 16, 2014(3)	262,381

			$12,248,305

Chemicals and Plastics — 2.8%
		Celanese Holdings, LLC
	1,470	Term Loan, 2.25%, Maturing April 2, 2014	$1,410,036
		Cognis GmbH
	400	Term Loan, 2.54%, Maturing September 16, 2013	394,572
		Huntsman International, LLC
	2,114	Term Loan, 2.21%, Maturing April 21, 2014	1,989,207
		INEOS Group
	1,205	Term Loan, 7.50%, Maturing December 16, 2013	1,188,409
	1,205	Term Loan, 8.00%, Maturing December 16, 2014	1,188,409
		Kraton Polymers, LLC
	425	Term Loan, 2.38%, Maturing May 13, 2013	402,482
		MacDermid, Inc.
EUR	345	Term Loan, 2.83%, Maturing April 11, 2014	415,867
		Millenium Inorganic Chemicals
	300	Term Loan - Second Lien, 6.28%, Maturing November 18, 2014	275,500
		Rockwood Specialties Group, Inc.
EUR	1,411	Term Loan, 6.25%, Maturing May 15, 2014	1,815,440
		Solutia, Inc.
	648	Term Loan, 4.75%, Maturing March 17, 2017	650,459

			$9,730,381

Conglomerates — 1.7%
		Doncasters (Dunde HoldCo 4 Ltd.)
	114	Term Loan, 4.33%, Maturing July 13, 2015	$97,479
	114	Term Loan, 4.83%, Maturing July 13, 2015	97,479
GBP	250	Term Loan - Second Lien, 6.57%, Maturing January 13, 2016	302,061
		Jarden Corp.
	101	Term Loan, 2.28%, Maturing January 24, 2012	99,198
	499	Term Loan, 2.28%, Maturing January 24, 2012	490,030
	247	Term Loan, 3.03%, Maturing January 24, 2012	243,707
		Manitowoc Company, Inc. (The)
	171	Term Loan, 8.00%, Maturing November 6, 2014	171,851
		Polymer Group, Inc.
	1,005	Term Loan, 7.00%, Maturing November 24, 2014	1,008,273
		RBS Global, Inc.
	2,000	Term Loan, 2.88%, Maturing July 19, 2013	1,911,250

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		RGIS Holdings, LLC
	38	Term Loan, 3.03%, Maturing April 30, 2014	$35,261
	764	Term Loan, 3.03%, Maturing April 30, 2014	705,228
		US Investigations Services, Inc.
	511	Term Loan, 3.54%, Maturing February 21, 2015	451,178
		Vertrue, Inc.
	237	Term Loan, 3.54%, Maturing August 16, 2014	205,545

			$5,818,540

Containers and Glass Products — 0.6%
		Berry Plastics Corp.
	528	Term Loan, 2.34%, Maturing April 3, 2015	$487,513
		Consolidated Container Co.
	297	Term Loan, 2.56%, Maturing March 28, 2014	273,869
		Crown Americas, Inc.
EUR	388	Term Loan, 2.32%, Maturing November 15, 2012	497,492
		Graham Packaging Holdings Co.
	82	Term Loan, 2.64%, Maturing October 7, 2011	81,899
	775	Term Loan, 6.75%, Maturing April 5, 2014	782,413

			$2,123,186

Cosmetics/Toiletries — 0.2%
		Bausch & Lomb, Inc.
	114	Term Loan, 3.57%, Maturing April 24, 2015	$109,451
	471	Term Loan, 3.63%, Maturing April 24, 2015	451,900
		Prestige Brands, Inc.
	249	Term Loan, 4.75%, Maturing March 24, 2016	249,063

			$810,414

Drugs — 0.0%(15)
		Pharmaceutical Holdings Corp.
	37	Term Loan, 4.57%, Maturing January 30, 2012	$36,023

			$36,023

Ecological Services and Equipment — 0.4%
		Big Dumpster Merger Sub, Inc.
	92	Term Loan, 2.57%, Maturing February 5, 2013	$71,231
		Blue Waste B.V. (AVR Acquisition)
EUR	500	Term Loan, 2.89%, Maturing March 31, 2014	582,997
		Sensus Metering Systems, Inc.
	349	Term Loan, 7.00%, Maturing June 3, 2013	350,925
		Wastequip, Inc.
	377	Term Loan, 2.57%, Maturing February 5, 2013	293,039

			$1,298,192

Electronics/Electrical — 1.6%
		Aspect Software, Inc.
	374	Term Loan, 6.25%, Maturing April 19, 2016	$367,828
		Freescale Semiconductor, Inc.
	948	Term Loan, 4.60%, Maturing December 1, 2016	873,470
		Infor Enterprise Solutions Holdings
	250	Term Loan, 5.82%, Maturing March 2, 2014	193,750
	380	Term Loan, 6.07%, Maturing July 28, 2015	353,884
	727	Term Loan, 6.07%, Maturing July 28, 2015	674,640
	92	Term Loan - Second Lien, 6.57%, Maturing March 2, 2014	67,833
	158	Term Loan - Second Lien, 6.57%, Maturing March 2, 2014	116,111
		Network Solutions, LLC
	530	Term Loan, 2.57%, Maturing March 7, 2014	499,751
		Open Solutions, Inc.
	314	Term Loan, 2.63%, Maturing January 23, 2014	272,234
		Sensata Technologies Finance Co.
	967	Term Loan, 2.23%, Maturing April 26, 2013	913,330

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Spectrum Brands, Inc.
	725	Term Loan, 8.00%, Maturing June 16, 2016	$733,610
		SS&C Technologies, Inc.
	326	Term Loan, 2.48%, Maturing November 23, 2012	314,700

			$5,381,141

Equipment Leasing — 0.1%
		AWAS Capital, Inc.
	455	Term Loan - Second Lien, 6.56%, Maturing March 22, 2013	$380,220

			$380,220

Farming/Agriculture — 0.1%
		CF Industries, Inc.
	457	Term Loan, 4.50%, Maturing April 6, 2015	$459,203

			$459,203

Financial Intermediaries — 0.8%
		Citco III, Ltd.
	693	Term Loan, 4.75%, Maturing May 30, 2014	$665,122
		Jupiter Asset Management Group
GBP	159	Term Loan, 4.44%, Maturing March 17, 2015	235,557
		LPL Holdings, Inc.
	118	Term Loan, 2.21%, Maturing June 28, 2013	112,331
	370	Term Loan, 4.25%, Maturing June 25, 2015	356,050
		MSCI, Inc.
	775	Term Loan, 4.75%, Maturing June 1, 2016	779,844
		Nuveen Investments, Inc.
	500	Term Loan, 3.51%, Maturing November 13, 2014	441,719

			$2,590,623

Food Products — 0.7%
		Acosta, Inc.
	600	Term Loan, 2.57%, Maturing July 28, 2013	$566,995
		Dole Food Company, Inc.
	711	Term Loan, 5.02%, Maturing March 2, 2017	713,264
	286	Term Loan, 5.04%, Maturing March 2, 2017	287,172
		Pinnacle Foods Finance, LLC
	1,031	Term Loan, 2.85%, Maturing April 2, 2014	973,176

			$2,540,607

Food Service — 1.4%
		Aramark Corp.
	43	Term Loan, 2.07%, Maturing January 27, 2014	$40,035
	589	Term Loan, 2.41%, Maturing January 27, 2014	552,870
GBP	531	Term Loan, 2.86%, Maturing January 27, 2014	799,513
	77	Term Loan, 3.60%, Maturing July 26, 2016	74,101
	1,168	Term Loan, 3.78%, Maturing July 26, 2016	1,126,756
		Buffets, Inc.
	32	Term Loan, 7.53%, Maturing April 22, 2015(3)	24,924
	299	Term Loan, 12.00%, Maturing April 21, 2015(3)	271,405
		Denny’s, Inc.
	30	Term Loan, 2.24%, Maturing March 31, 2012	29,906
	65	Term Loan, 2.51%, Maturing March 31, 2012	64,797
		JRD Holdings, Inc.
	592	Term Loan, 2.58%, Maturing July 2, 2014	565,376
		OSI Restaurant Partners, LLC
	19	Term Loan, 2.82%, Maturing June 14, 2013	16,369
	195	Term Loan, 2.88%, Maturing June 14, 2014	169,594
		QCE Finance, LLC
	275	Term Loan - Second Lien, 6.07%, Maturing November 5, 2013	186,313

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Selecta
EUR	741	Term Loan, 3.41%, Maturing June 28, 2015	$811,402

			$4,733,361

Food/Drug Retailers — 1.2%
		General Nutrition Centers, Inc.
	767	Term Loan, 2.71%, Maturing September 16, 2013	$724,477
		Rite Aid Corp.
	984	Term Loan, 2.09%, Maturing June 4, 2014	865,377
	1,476	Term Loan, 6.00%, Maturing June 4, 2014	1,398,502
		Roundy’s Supermarkets, Inc.
	1,153	Term Loan, 7.00%, Maturing November 3, 2013	1,149,679

			$4,138,035

Forest Products — 0.6%
		Georgia-Pacific Corp.
	1,632	Term Loan, 2.48%, Maturing December 20, 2012	$1,607,948
	423	Term Loan, 3.79%, Maturing December 23, 2014	421,305

			$2,029,253

Health Care — 4.6%
		American Medical Systems
	47	Term Loan, 2.63%, Maturing July 20, 2012	$45,518
		Aveta Holdings, LLC
	147	Term Loan, 8.00%, Maturing April 14, 2015	144,152
	147	Term Loan, 8.00%, Maturing April 14, 2015	144,152
		Biomet, Inc.
	754	Term Loan, 3.51%, Maturing March 25, 2015	734,322
EUR	340	Term Loan, 3.64%, Maturing March 25, 2015	421,857
		Cardinal Health 409, Inc.
	412	Term Loan, 2.57%, Maturing April 10, 2014	373,086
		Carestream Health, Inc.
	812	Term Loan, 2.32%, Maturing April 30, 2013	771,723
		Carl Zeiss Vision Holding GmbH
	400	Term Loan, 2.82%, Maturing July 24, 2015	323,143
		Community Health Systems, Inc.
	105	Term Loan, 2.79%, Maturing July 25, 2014	99,213
	2,037	Term Loan, 2.79%, Maturing July 25, 2014	1,933,116
		Concentra, Inc.
	476	Term Loan, 2.79%, Maturing June 25, 2014	444,237
		Dako EQT Project Delphi
	250	Term Loan - Second Lien, 4.28%, Maturing December 12, 2016	181,250
		DJO Finance, LLC
	176	Term Loan, 3.32%, Maturing May 20, 2014	167,538
		Fenwal, Inc.
	72	Term Loan, 2.79%, Maturing February 28, 2014	62,670
	422	Term Loan, 2.79%, Maturing February 28, 2014	365,625
		HCA, Inc.
	455	Term Loan, 2.78%, Maturing November 18, 2013	440,163
	1,091	Term Loan, 3.78%, Maturing March 31, 2017	1,064,164
		Health Management Association, Inc.
	1,019	Term Loan, 2.28%, Maturing February 28, 2014	960,801
		HealthSouth Corp.
	262	Term Loan, 2.79%, Maturing March 11, 2013	254,438
	215	Term Loan, 4.29%, Maturing September 10, 2015	213,143
		IM U.S. Holdings, LLC
	808	Term Loan, 2.42%, Maturing June 26, 2014	774,321
		MPT Operating Partnership, LP.
	250	Term Loan, 5.00%, Maturing May 17, 2016	248,750
		MultiPlan Merger Corp.
	393	Term Loan, 3.63%, Maturing April 12, 2013	390,534

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Mylan, Inc.
	586	Term Loan, 3.75%, Maturing October 2, 2014	$584,484
		National Mentor Holdings, Inc.
	17	Term Loan, 2.30%, Maturing June 29, 2013	14,742
	272	Term Loan, 2.54%, Maturing June 29, 2013	238,568
		Nyco Holdings
EUR	305	Term Loan, 4.47%, Maturing December 29, 2014	370,747
EUR	305	Term Loan, 5.22%, Maturing December 29, 2015	370,747
		P&F Capital S.A.R.L.
EUR	61	Term Loan, 2.80%, Maturing December 20, 2013	77,081
EUR	94	Term Loan, 2.80%, Maturing December 20, 2013	118,872
EUR	118	Term Loan, 2.80%, Maturing December 20, 2013	148,446
EUR	196	Term Loan, 2.80%, Maturing December 20, 2013	248,023
EUR	33	Term Loan, 3.55%, Maturing December 22, 2014	41,652
EUR	68	Term Loan, 3.55%, Maturing December 22, 2014	86,326
EUR	89	Term Loan, 3.55%, Maturing December 22, 2014	111,924
EUR	279	Term Loan, 3.55%, Maturing December 22, 2014	351,705
		RadNet Management, Inc.
	249	Term Loan, 5.75%, Maturing April 1, 2016	246,465
		ReAble Therapeutics Finance, LLC
	429	Term Loan, 2.41%, Maturing November 16, 2013	415,740
		Select Medical Holdings Corp.
	363	Term Loan, 4.23%, Maturing August 22, 2014	353,396
	372	Term Loan, 4.23%, Maturing August 22, 2014	362,591
		VWR International, Inc.
	931	Term Loan, 2.82%, Maturing June 30, 2014	864,891

			$15,564,316

Home Furnishings — 0.4%
		Interline Brands, Inc.
	72	Term Loan, 2.08%, Maturing June 23, 2013	$66,718
	264	Term Loan, 2.08%, Maturing June 23, 2013	245,085
		National Bedding Co., LLC
	985	Term Loan, 2.38%, Maturing February 28, 2013	945,306
		Oreck Corp.
	85	Term Loan - Second Lien, 4.04%, Maturing March 19, 2016(4)	67,723

			$1,324,832

Industrial Equipment — 1.5%
		Brand Energy and Infrastructure Services, Inc.
	184	Term Loan, 3.81%, Maturing February 7, 2014	$168,683
		CEVA Group PLC U.S.
	260	Term Loan, 3.32%, Maturing November 4, 2013	230,426
	744	Term Loan, 3.32%, Maturing November 4, 2013	658,567
	262	Term Loan, 3.53%, Maturing November 4, 2013	230,442
		EPD Holdings, (Goodyear Engineering Products)
	85	Term Loan, 2.84%, Maturing July 31, 2014	72,942
	596	Term Loan, 2.84%, Maturing July 31, 2014	509,286
	200	Term Loan - Second Lien, 6.09%, Maturing July 13, 2015	152,500
		Generac Acquisition Corp.
	292	Term Loan, 2.90%, Maturing November 11, 2013	269,530
		Gleason Corp.
	195	Term Loan, 2.19%, Maturing June 30, 2013	176,459
		John Maneely Co.
	1,217	Term Loan, 3.78%, Maturing December 9, 2013	1,157,962
		Polypore, Inc.
	806	Term Loan, 2.32%, Maturing July 3, 2014	771,991
		Sequa Corp.
	397	Term Loan, 3.79%, Maturing December 3, 2014	371,604

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	TFS Acquisition Corp.
227	Term Loan, 14.00%, Maturing August 11, 2013(3)	$225,617

		$4,996,009

Insurance — 1.0%
	Alliant Holdings I, Inc.
489	Term Loan, 3.53%, Maturing August 21, 2014	$461,078
	CCC Information Services Group, Inc.
557	Term Loan, 2.58%, Maturing February 10, 2013	538,227
	Conseco, Inc.
595	Term Loan, 7.50%, Maturing October 10, 2013	583,266
	Crawford & Company
331	Term Loan, 5.25%, Maturing October 30, 2013	323,506
	Crump Group, Inc.
183	Term Loan, 3.32%, Maturing August 1, 2014	170,204
	Hub International Holdings, Inc.
575	Term Loan, 3.03%, Maturing June 13, 2014	524,996
129	Term Loan, 3.03%, Maturing June 13, 2014	118,008
	U.S.I. Holdings Corp.
711	Term Loan, 3.29%, Maturing May 5, 2014	649,788

		$3,369,073

Leisure Goods/Activities/Movies — 2.4%
	AMC Entertainment, Inc.
1,954	Term Loan, 2.08%, Maturing January 28, 2013	$1,893,921
	Bombardier Recreational Products
524	Term Loan, 3.19%, Maturing June 28, 2013	454,614
	Cinemark, Inc.
985	Term Loan, 3.60%, Maturing April 29, 2016	962,750
	Metro-Goldwyn-Mayer Holdings, Inc.
1,095	Term Loan, 0.00%, Maturing April 9, 2012(5)	480,283
	National CineMedia, LLC
725	Term Loan, 2.29%, Maturing February 13, 2015	688,448
	Regal Cinemas Corp.
1,489	Term Loan, 4.03%, Maturing November 21, 2016	1,469,083
	Revolution Studios Distribution Co., LLC
284	Term Loan, 4.07%, Maturing December 21, 2014	229,820
225	Term Loan - Second Lien, 7.32%, Maturing June 21, 2015	106,875
	Six Flags Theme Parks, Inc.
625	Term Loan, 6.00%, Maturing June 30, 2016	621,247
	Universal City Development Partners, Ltd.
672	Term Loan, 5.50%, Maturing November 6, 2014	673,651
	Zuffa, LLC
485	Term Loan, 2.38%, Maturing June 22, 2015	459,537

		$8,040,229

Lodging and Casinos — 1.4%
	Harrah’s Operating Co.
403	Term Loan, 3.50%, Maturing January 28, 2015	$347,376
1,579	Term Loan, 3.50%, Maturing January 28, 2015	1,350,203
	Herbst Gaming, Inc.
965	Term Loan, 0.00%, Maturing January 2, 2014(5)	593,604
	Isle of Capri Casinos, Inc.
161	Term Loan, 5.00%, Maturing November 25, 2013	152,526
213	Term Loan, 5.00%, Maturing November 25, 2013	202,321
534	Term Loan, 5.00%, Maturing November 25, 2013	505,802
	New World Gaming Partners, Ltd.
58	Term Loan, 3.05%, Maturing September 30, 2014	56,446
287	Term Loan, 3.05%, Maturing September 30, 2014	278,682

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Venetian Casino Resort/Las Vegas Sands, Inc.
	165	Term Loan, 2.07%, Maturing May 23, 2014	$153,279
	815	Term Loan, 2.07%, Maturing May 23, 2014	758,577
		VML US Finance, LLC
	111	Term Loan, 5.04%, Maturing May 25, 2012	108,072
	221	Term Loan, 5.04%, Maturing May 27, 2013	216,143

			$4,723,031

Nonferrous Metals/Minerals — 0.2%
		Noranda Aluminum Acquisition
	873	Term Loan, 2.54%, Maturing May 18, 2014	$810,060

			$810,060

Oil and Gas — 0.9%
		Citgo Petroleum Corp.
	575	Term Loan, 9.25%, Maturing June 15, 2017	$576,393
		Dresser, Inc.
	300	Term Loan - Second Lien, 6.20%, Maturing May 4, 2015	281,500
		Dynegy Holdings, Inc.
	74	Term Loan, 4.07%, Maturing April 2, 2013	69,467
	925	Term Loan, 4.07%, Maturing April 2, 2013	867,379
		Enterprise GP Holdings, L.P.
	294	Term Loan, 2.78%, Maturing November 10, 2014	286,650
		Hercules Offshore, Inc.
	539	Term Loan, 6.00%, Maturing July 11, 2013	479,969
		Sheridan Production Partners I, LLC
	25	Term Loan, 7.50%, Maturing April 20, 2017	24,080
	41	Term Loan, 7.50%, Maturing April 20, 2017	39,423
	307	Term Loan, 7.50%, Maturing April 20, 2017	297,518

			$2,922,379

Publishing — 2.0%
		American Media Operations, Inc.
	971	Term Loan, 10.00%, Maturing January 30, 2013(3)	$933,401
		GateHouse Media Operating, Inc.
	738	Term Loan, 2.33%, Maturing August 28, 2014	299,456
	310	Term Loan, 2.34%, Maturing August 28, 2014	125,947
		Getty Images, Inc.
	1,223	Term Loan, 6.25%, Maturing July 2, 2015	1,228,788
		Laureate Education, Inc.
	58	Term Loan, 3.74%, Maturing August 17, 2014	53,204
	390	Term Loan, 3.74%, Maturing August 17, 2014	355,427
		MediaNews Group, Inc.
	51	Term Loan, 8.50%, Maturing March 19, 2014	47,994
		Mediannuaire Holding
EUR	223	Term Loan, 2.97%, Maturing October 10, 2014	208,545
EUR	223	Term Loan, 3.47%, Maturing October 9, 2015	207,906
		Nielsen Finance, LLC
	1,669	Term Loan, 2.35%, Maturing August 9, 2013	1,588,503
		Philadelphia Newspapers, LLC
	212	Term Loan, 0.00%, Maturing June 29, 2013(5)	65,320
		SGS International, Inc.
	381	Term Loan, 2.88%, Maturing December 30, 2011	373,698
		TL Acquisitions, Inc.
	489	Term Loan, 3.03%, Maturing July 3, 2014	433,549
		Tribune Co.
	179	Term Loan, 0.00%, Maturing June 7, 2011(5)	111,851
		Xsys, Inc.
EUR	793	Term Loan, 2.97%, Maturing September 27, 2014	952,100

			$6,985,689

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Radio and Television — 1.1%
		Block Communications, Inc.
	263	Term Loan, 2.32%, Maturing December 22, 2011	$247,524
		CMP KC, LLC
	478	Term Loan, 0.00%, Maturing May 3, 2011(4)(5)	137,213
		Live Nation Worldwide, Inc.
	524	Term Loan, 4.50%, Maturing November 7, 2016	516,919
		Mission Broadcasting, Inc.
	127	Term Loan, 5.00%, Maturing September 30, 2016	124,215
		NEP II, Inc.
	164	Term Loan, 2.33%, Maturing February 16, 2014	156,277
		Nexstar Broadcasting, Inc.
	198	Term Loan, 5.01%, Maturing September 30, 2016	194,285
		Tyrol Acquisition 2 SAS
EUR	250	Term Loan, 2.64%, Maturing January 30, 2015	270,322
EUR	250	Term Loan, 2.89%, Maturing January 29, 2016	270,322
		Univision Communications, Inc.
	1,515	Term Loan, 2.57%, Maturing September 29, 2014	1,327,009
		Weather Channel
	271	Term Loan, 5.00%, Maturing September 14, 2015	271,257
		Young Broadcasting, Inc.
	108	Term Loan, 8.00%, Maturing June 30, 2015	109,129

			$3,624,472

Retailers (Except Food and Drug) — 0.8%
		American Achievement Corp.
	96	Term Loan, 6.26%, Maturing March 25, 2011	$90,828
		Harbor Freight Tools USA, Inc.
	485	Term Loan, 5.02%, Maturing February 24, 2016	483,833
		Josten’s Corp.
	375	Term Loan, 2.34%, Maturing October 4, 2011	370,592
		Neiman Marcus Group, Inc.
	192	Term Loan, 2.47%, Maturing April 5, 2013	181,067
		Orbitz Worldwide, Inc.
	296	Term Loan, 3.42%, Maturing July 25, 2014	277,996
		Oriental Trading Co., Inc.
	300	Term Loan - Second Lien, 0.00%, Maturing January 31, 2014(5)	52,500
		Rent-A-Center, Inc.
	12	Term Loan, 2.18%, Maturing June 30, 2012	12,070
	214	Term Loan, 3.54%, Maturing March 31, 2015	211,807
		Rover Acquisition Corp.
	410	Term Loan, 2.66%, Maturing October 25, 2013	394,019
		Savers, Inc.
	299	Term Loan, 5.75%, Maturing March 11, 2016	300,746
		Yankee Candle Company, Inc. (The)
	337	Term Loan, 2.32%, Maturing February 6, 2014	322,445

			$2,697,903

Steel — 0.1%
		Niagara Corp.
	204	Term Loan, 10.50%, Maturing June 29, 2014(3)(4)	$194,013

			$194,013

Surface Transport — 0.1%
		Swift Transportation Co., Inc.
	491	Term Loan, 8.25%, Maturing May 9, 2014	$478,945

			$478,945

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Telecommunications — 2.0%
		Asurion Corp.
	422	Term Loan, 3.36%, Maturing July 3, 2014	$404,823
	250	Term Loan - Second Lien, 6.84%, Maturing July 3, 2015	245,491
		BCM Luxembourg, Ltd.
EUR	368	Term Loan, 2.52%, Maturing September 30, 2014	397,463
EUR	369	Term Loan, 2.77%, Maturing September 30, 2015	397,520
EUR	500	Term Loan - Second Lien, 4.89%, Maturing March 31, 2016	464,247
		CommScope, Inc.
	259	Term Loan, 3.03%, Maturing December 26, 2014	253,416
		Crown Castle Operating Co.
	494	Term Loan, 1.82%, Maturing March 6, 2014	472,643
		Intelsat Corp.
	717	Term Loan, 3.03%, Maturing January 3, 2014	677,971
	717	Term Loan, 3.03%, Maturing January 3, 2014	678,180
	717	Term Loan, 3.03%, Maturing January 3, 2014	677,971
		Intelsat Subsidiary Holding Co.
	289	Term Loan, 3.03%, Maturing July 3, 2013	274,734
		IPC Systems, Inc.
GBP	251	Term Loan, 2.99%, Maturing May 31, 2014	351,814
		Macquarie UK Broadcast Ventures, Ltd.
GBP	219	Term Loan, 2.58%, Maturing December 1, 2014	282,857
		Telesat Canada, Inc.
	39	Term Loan, 3.32%, Maturing October 31, 2014	38,168
	458	Term Loan, 3.32%, Maturing October 31, 2014	444,359
		Windstream Corp.
	851	Term Loan, 3.24%, Maturing December 17, 2015	843,977

			$6,905,634

Utilities — 1.3%
		AEI Finance Holding, LLC
	75	Revolving Loan, 3.53%, Maturing March 30, 2012	$70,450
	501	Term Loan, 3.53%, Maturing March 30, 2014	467,839
		Astoria Generating Co.
	375	Term Loan - Second Lien, 4.29%, Maturing August 23, 2013	357,344
		Calpine Corp.
	502	DIP Loan, 3.42%, Maturing March 29, 2014	477,774
		Mirant North America, LLC
	730	Term Loan, 2.07%, Maturing January 3, 2013	724,950
		NRG Energy, Inc.
	0	Term Loan, 2.18%, Maturing February 1, 2013(16)	205
	177	Term Loan, 2.28%, Maturing February 1, 2013	170,111
	556	Term Loan, 3.68%, Maturing August 31, 2015	542,545
	665	Term Loan, 3.78%, Maturing August 31, 2015	653,708
		TXU Texas Competitive Electric Holdings Co., LLC
	1,194	Term Loan, 3.85%, Maturing October 10, 2014	925,907
	219	Term Loan, 3.98%, Maturing October 10, 2014	170,322

			$4,561,155

Total Senior Floating-Rate Interests (identified cost $154,033,790)			$150,175,176

Collateralized Mortgage Obligations — 6.8%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Mortgage Corp.:
$5,007	Series 2113, Class QG, 6.00%, 1/15/29	$5,466,396
2,663	Series 2167, Class BZ, 7.00%, 6/15/29	2,890,394
3,335	Series 2182, Class ZB, 8.00%, 9/15/29	3,751,946
	Federal National Mortgage Association:
$168	Series 1989-89, Class H, 9.00%, 11/25/19	$197,255
439	Series 1991-122, Class N, 7.50%, 9/25/21	500,427
3,845	Series 1993-84, Class M, 7.50%, 6/25/23	4,410,979
1,409	Series 1994-42, Class K, 6.50%, 4/25/24	1,578,317
1,153	Series 1997-28, Class ZA, 7.50%, 4/20/27	1,355,475
1,049	Series 1997-38, Class N, 8.00%, 5/20/27	1,239,354
1,632	Series G-33, Class PT, 7.00%, 10/25/21	1,814,077

Total Collateralized Mortgage Obligations (identified cost $21,772,664)		$23,204,620

Commercial Mortgage-Backed Securities — 2.5%

Principal
Amount
(000’s omitted)	Security	Value
$595	CSFB, Series 2004-C3, Class A5, 5.113%, 7/15/36(6)	$621,802
1,250	GECMC, Series 2004-C3, Class A4, 5.189%, 7/10/39(6)	1,332,392
1,250	GSMS, Series 2004-GG2, Class A6, 5.396%, 8/10/38(6)	1,337,552
1,000	MLMT, Series 2004-BPC1, Class A4, 4.724%, 10/12/41(6)	1,039,925
1,000	MSC, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	1,071,379
675	RBSCF, Series 2010-MB1, Class C, 4.664%, 4/15/24(6)(7)	675,082
2,225	WBCMT, Series 2004-C12, Class A4, 5.305%, 7/15/41(6)	2,400,101

Total Commercial Mortgage-Backed Securities (identified cost $7,702,029)		$8,478,233

Mortgage Pass-Throughs — 36.1%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Mortgage Corp.:
$6,446	3.238%, with maturity at 2035(8)	$6,622,838
9,518	5.00%, with maturity at 2019(9)	10,217,072
7,641	6.00%, with various maturities to 2029	8,520,515
2,100	6.15%, with maturity at 2027	2,368,590
4,437	6.50%, with maturity at 2019	4,901,371
6,007	7.00%, with various maturities to 2035(9)	6,619,419
5,028	7.50%, with various maturities to 2035	5,831,149
6,090	8.00%, with various maturities to 2032	7,240,551
5,168	8.50%, with various maturities to 2031	6,246,675
467	9.00%, with maturity at 2031	578,015
405	9.50%, with various maturities to 2022	477,193
806	11.50%, with maturity at 2019	872,101
	Federal National Mortgage Association:
$2,632	5.50%, with maturity at 2029	$2,897,865
3,040	6.321%, with maturity at 2032(8)	3,241,690
5,347	6.50%, with maturity at 2018	5,806,794
9,755	7.00%, with various maturities to 2033	11,176,676
11,832	7.50%, with various maturities to 2031	13,809,460
3,354	8.00%, with various maturities to 2029	3,935,175
741	8.50%, with various maturities to 2027	875,879
1,573	9.00%, with various maturities to 2029	1,869,770

Principal
Amount
(000’s omitted)	Security	Value
$40	9.50%, with maturity at 2014	$43,493
1,369	10.00%, with various maturities to 2031	1,600,574
	Government National Mortgage Association:
$5,359	7.50%, with maturity at 2025	$6,221,118
5,594	8.00%, with various maturities to 2027	6,700,466
2,905	9.00%, with various maturities to 2026	3,595,115
474	9.50%, with maturity at 2025	571,078
572	11.00%, with maturity at 2018	637,807

Total Mortgage Pass-Throughs (identified cost $114,429,342)		$123,478,449

Asset-Backed Securities — 0.1%

Principal
Amount
(000’s omitted)	Security	Value
$500	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.054%, 7/17/19(8)	$280,172

Total Asset-Backed Securities (identified cost $500,000)		$280,172

Corporate Bonds & Notes — 0.2%

Principal
Amount*
(000’s omitted)		Security	Value
Building and Development — 0.1%
		Grohe Holding GmbH, Variable Rate
EUR	500	3.519%, 1/15/14(10)	$589,676

			$589,676

Telecommunications — 0.1%
		Qwest Corp., Sr. Notes, Variable Rate
	200	3.507%, 6/15/13	$203,000

			$203,000

Total Corporate Bonds & Notes (identified cost $846,625)			$792,676

Foreign Corporate Bonds & Notes — 0.7%

Principal
Amount
(000’s omitted)	Security	Value
Chile — 0.7%
	JPMorgan Chilean Inflation Linked Note
$2,367	3.80%, 11/17/15(11)	$2,530,822

Total Chile (identified cost $2,000,000)		$2,530,822

Total Foreign Corporate Bonds & Notes (identified cost $2,000,000)		$2,530,822

Foreign Government Bonds — 11.6%

Principal
Amount*
(000’s omitted)		Security	Value
Bermuda — 0.8%
	2,600	Government of Bermuda, 5.603%, 7/20/20(7)	$2,714,717

Total Bermuda (identified cost $2,679,366)			$2,714,717

Brazil — 0.8%
BRL	3,209	Nota Do Tesouro Nacional, 6.00%, 5/15/15(11)	$1,801,278
BRL	1,810	Nota Do Tesouro Nacional, 10.00%, 1/1/17	945,335

Total Brazil (identified cost $2,624,193)			$2,746,613

Chile — 0.1%
CLP	240,000	Government of Chile, 6.00%, 3/1/18	$461,624

Total Chile (identified cost $462,712)			$461,624

Congo — 0.4%
	2,270	Republic of Congo, 3.00%, 6/30/29	$1,310,665

Total Congo (identified cost $1,180,737)			$1,310,665

Georgia — 0.3%
	1,181	Republic of Georgia, 7.50%, 4/15/13	$1,227,650

Total Georgia (identified cost $881,105)			$1,227,650

Israel — 0.8%
ILS	2,416	Israeli Government Bond, 3.00%, 10/31/19(11)	$714,228
ILS	5,941	Israeli Government Bond, 5.00%, 4/30/15(11)	1,899,183

Total Israel (identified cost $2,515,622)			$2,613,411

Macedonia — 0.6%
EUR	1,716	Republic of Macedonia, 4.625%, 12/8/15	$1,946,193

Total Macedonia (identified cost $1,509,213)			$1,946,193

Poland — 0.7%
PLN	7,527	Poland Government Bond, 3.00%, 8/24/16(11)	$2,414,844

Total Poland (identified cost $2,194,852)			$2,414,844

South Africa — 1.9%
	5,854	Republic of South Africa, 6.50%, 6/2/14	$6,629,655

Total South Africa (identified cost $6,389,585)			$6,629,655

Principal
Amount*
(000’s omitted)		Security	Value
Taiwan — 0.7%
TWD	50,000	Taiwan Government Bond, 0.25%, 10/21/11	$1,558,252
TWD	28,300	Taiwan Government Bond, 0.25%, 2/10/12	882,052

Total Taiwan (identified cost $2,417,769)			$2,440,304

Turkey — 3.7%
TRY	6,076	Turkey Government Bond, 10.00%, 2/15/12(11)	$4,479,111
TRY	9,785	Turkey Government Bond, 12.00%, 8/14/13(11)	8,138,179

Total Turkey (identified cost $9,551,536)			$12,617,290

Uruguay — 0.8%
UYU	49,809	Republic of Uruguay, 5.00%, 9/14/18(11)	$2,617,706

Total Uruguay (identified cost $2,146,510)			$2,617,706

Total Foreign Government Bonds (identified cost $34,553,200)			$39,740,672

Common Stocks — 0.5%

Shares	Security	Value
United States — 0.5%
3,371	ACTS Aero Technical Support & Service, Inc.(12)(13)	$59,830
6,477	Buffets, Inc.(12)	26,718
8,898	Dayco Products, LLC(12)(13)	360,369
234	Euramax International, Inc.(12)(13)	70,110
30,203	Hayes Lemmerz International, Inc.(4)(12)(13)	182,426
1,357	Ion Media Networks, Inc.(4)(12)(13)	392,146
3,419	KNIA Holdings, Inc.(4)(12)(13)	16,140
3,023	MediaNews Group, Inc.(12)(13)	48,368
1,510	Oreck Corp.(4)(12)(13)	102,816
1,346	SuperMedia, Inc.(12)	28,387
154	United Subcontractors, Inc.(4)(12)(13)	15,069
178	Young Broadcasting, Inc.(4)(12)(13)	305,900

Total United States (identified cost $1,255,407)		$1,608,279

Total Common Stocks (identified cost $1,255,407)		$1,608,279

Warrants — 0.0%(15)

Shares	Security	Value
United States — 0.0%(15)
1	Young Broadcasting, Inc., Exp. 12/24/24(4)(12)(13)	$1,719

Total United States (identified cost $1,719)		$1,719

Total Warrants (identified cost $1,719)		$1,719

Currency Options Purchased — 0.1%

	Principal
	Amount of
	Contracts		Strike		Expiration
Description	(000’s omitted)		Price		Date	Value
Euro Put Option	EUR	11,837	EUR	1.17	5/3/12	$452,890

Total Currency Options Purchased (identified cost $540,846)						$452,890

Short-Term Investments — 22.6%

Foreign Government Securities — 19.9%

Principal
Amount
(000’s omitted)		Security	Value
Chile — 0.3%
CLP	570,000	Chilean Government Bond, 8.00%, 8/1/10	$1,094,274

Total Chile (identified cost $1,080,274)			$1,094,274

Croatia — 2.4%
EUR	2,400	Croatian Treasury Bill, 0.00%, 6/2/11	$3,044,400
EUR	1,810	Croatian Treasury Bill, 0.00%, 3/31/11	2,313,557
EUR	2,100	Croatian Treasury Bill, 0.00%, 4/7/11	2,682,103

Total Croatia (identified cost $7,961,195)			$8,040,060

Egypt — 4.9%
EGP	3,700	Egypt Treasury Bill, 0.00%, 8/3/10	$648,754
EGP	7,525	Egypt Treasury Bill, 0.00%, 8/10/10	1,316,944
EGP	9,375	Egypt Treasury Bill, 0.00%, 8/24/10	1,634,545
EGP	12,300	Egypt Treasury Bill, 0.00%, 8/31/10	2,140,558
EGP	1,325	Egypt Treasury Bill, 0.00%, 9/14/10	229,709
EGP	3,725	Egypt Treasury Bill, 0.00%, 9/28/10	643,312
EGP	2,725	Egypt Treasury Bill, 0.00%, 10/5/10	469,632
EGP	18,325	Egypt Treasury Bill, 0.00%, 10/26/10	3,140,322
EGP	35,100	Egypt Treasury Bill, 0.00%, 11/2/10	6,002,510
EGP	1,550	Egypt Treasury Bill, 0.00%, 2/8/11	257,788
EGP	1,175	Egypt Treasury Bill, 0.00%, 3/22/11	193,033
EGP	825	Egypt Treasury Bill, 0.00%, 6/7/11	132,647
EGP	600	Egypt Treasury Bill, 0.00%, 6/21/11	96,099

Total Egypt (identified cost $17,346,501)			$16,905,853

Iceland — 1.0%
ISK	92,910	Iceland Treasury Bill, 0.00%, 10/15/10	$649,723
ISK	274,000	Iceland Treasury Bill, 0.00%, 11/15/10	1,908,586
ISK	118,800	Iceland Treasury Note, 13.75%, 12/10/10	870,258

Total Iceland (identified cost $3,274,501)			$3,428,567

Israel — 3.7%
ILS	5,390	Israeli Treasury Bill, 0.00%, 12/1/10	$1,420,886
ILS	39,267	Israeli Treasury Bill, 0.00%, 4/6/11	10,270,111

Principal
Amount
(000’s omitted)		Security	Value
ILS	3,700	Israeli Treasury Bill, 0.00%, 6/1/11	$963,890

Total Israel (identified cost $12,801,041)			$12,654,887

Kazakhstan — 0.1%
KZT	45,330	Kazakhstan National Bank, 0.00%, 8/27/10	$306,677

Total Kazakhstan (identified cost $307,261)			$306,677

Lebanon — 3.8%
LBP	1,136,990	Lebanon Treasury Bill, 0.00%, 8/5/10	$757,064
LBP	3,025,250	Lebanon Treasury Bill, 0.00%, 8/19/10	2,011,660
LBP	536,000	Lebanon Treasury Bill, 0.00%, 9/23/10	355,113
LBP	1,824,370	Lebanon Treasury Bill, 0.00%, 10/14/10	1,204,509
LBP	1,203,800	Lebanon Treasury Bill, 0.00%, 10/21/10	794,115
LBP	541,580	Lebanon Treasury Bill, 0.00%, 11/4/10	356,653
LBP	565,870	Lebanon Treasury Bill, 0.00%, 11/18/10	372,008
LBP	562,400	Lebanon Treasury Bill, 0.00%, 12/9/10	368,760
LBP	600,000	Lebanon Treasury Bill, 0.00%, 12/16/10	393,070
LBP	2,341,800	Lebanon Treasury Bill, 0.00%, 12/23/10	1,532,795
LBP	927,820	Lebanon Treasury Bill, 0.00%, 12/30/10	606,755
LBP	888,320	Lebanon Treasury Bill, 0.00%, 1/6/11	580,408
LBP	1,501,600	Lebanon Treasury Bill, 0.00%, 6/30/11	958,573
LBP	3,573,620	Lebanon Treasury Note, 4.58%, 7/28/11	2,273,162
LBP	530,510	Lebanon Treasury Note, 9.32%, 12/2/10	359,314

Total Lebanon (identified cost $12,907,325)			$12,923,959

Malaysia — 0.2%
MYR	2,018	Malaysia Treasury Bill, 0.00%, 9/21/10	$631,880

Total Malaysia (identified cost $631,211)			$631,880

Mexico — 0.6%
MXN	25,197	Mexico Treasury Bill, 0.00%, 8/5/10	$1,989,282

Total Mexico (identified cost $1,961,586)			$1,989,282

Romania — 0.3%
EUR	900	Romania Government Bond, 4.25%, 11/29/10	$1,174,220

Total Romania (identified cost $1,170,709)			$1,174,220

Sri Lanka — 2.2%
LKR	135,510	Sri Lanka Treasury Bill, 0.00%, 8/6/10	$1,199,516
LKR	33,410	Sri Lanka Treasury Bill, 0.00%, 10/8/10	291,644
LKR	200,370	Sri Lanka Treasury Bill, 0.00%, 11/12/10	1,735,119
LKR	85,120	Sri Lanka Treasury Bill, 0.00%, 1/21/11	725,014
LKR	28,430	Sri Lanka Treasury Bill, 0.00%, 3/11/11	239,183
LKR	36,270	Sri Lanka Treasury Bill, 0.00%, 3/18/11	304,629
LKR	67,120	Sri Lanka Treasury Bill, 0.00%, 3/25/11	562,796
LKR	61,000	Sri Lanka Treasury Bill, 0.00%, 4/29/11	507,214

Principal
Amount
(000’s omitted)		Security	Value
LKR	230,890	Sri Lanka Treasury Bill, 0.00%, 7/15/11	$1,884,476

Total Sri Lanka (identified cost $7,380,263)			$7,449,591

Uruguay — 0.4%
UYU	9,800	Uruguay Treasury Bill, 0.00%, 8/3/10	$467,383
UYU	7,350	Uruguay Treasury Bill, 0.00%, 11/17/10	341,864
UYU	9,800	Uruguay Treasury Bill, 0.00%, 2/15/11	444,686

Total Uruguay (identified cost $1,372,642)			$1,253,933

Zambia — 0.0%(15)
ZMK	727,000	Zambia Treasury Bill, 0.00%, 1/31/11	$143,802

Total Zambia (identified cost $150,950)			$143,802

Total Foreign Government Securities (identified cost $68,345,459)			$67,996,985

Other Securities — 2.7%

	Interest/
	Principal
	Amount
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.25%(14)	$7,861	$7,860,659
State Street Bank and Trust Euro Time Deposit, 0.01%, 8/2/10	1,185	1,184,973

Total Other Securities (identified cost $9,045,632)		$9,045,632

Total Short-Term Investments (identified cost $77,391,091)		$77,042,617

Total Investments — 125.2% (identified cost $415,026,713)		$427,786,325

Less Unfunded Loan Commitments — 0.0%		$(5,390)

Net Investments — 125.2% (identified cost $415,021,323)		$427,780,935

Other Assets and Liabilities — (25.2)%		$(86,230,838)

Net Assets — 100.0%		$341,550,097

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.
DIP	-	Debtor In Possession
GECMC	-	General Electric Commercial Mortgage Corporation
GSMS	-	Goldman Sachs Mortgage Securities Corporation II

MLMT	-	Merrill Lynch Mortgage Trust
MSC	-	Morgan Stanley Capital I
RBSCF	-	Royal Bank of Scotland Commercial Funding
WBCMT	-	Wachovia Bank Commercial Mortgage Trust

BRL	-	Brazilian Real
CLP	-	Chilean Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	British Pound Sterling
ILS	-	Israeli Shekel
ISK	-	Icelandic Krona
KZT	-	Kazak Tenge
LBP	-	Lebanese Pound
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PLN	-	Polish Zloty
TRY	-	New Turkish Lira
TWD	-	New Taiwan Dollar
UYU	-	Uruguayan Peso
ZMK	-	Zambian Kwacha

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(2)		Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.
(3)		Represents a payment-in-kind security which may pay all or a portion of interest in additional par.
(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)		Defaulted security. Currently the issuer is in default with respect to interest payments.
(6)		Weighted average fixed-rate coupon that changes/updates monthly.
(7)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2010, the aggregate value of these securities is $3,669,971 or 1.1% of the Fund’s net assets.
(8)		Adjustable rate mortgage security. Rate shown is the rate at July 31, 2010.
(9)		Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.
(10)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(11)		Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(12)		Non-income producing security.
(13)		Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(14)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended July 31, 2010 was $10,257 and $0, respectively.
(15)		Amount is less than 0.05%.
(16)		Principal is less than $1,000.

A summary of open financial instruments at July 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
8/4/10	Chilean Peso 156,000,000	United States Dollar 296,296	$(2,988)
8/4/10	Chilean Peso 435,000,000	United States Dollar 826,603	(7,945)
8/6/10	Sri Lankan Rupee 135,510,000	United States Dollar 1,149,852	(50,989)
8/10/10	South African Rand 38,672,546	United States Dollar 4,988,397	(306,246)
8/16/10	Euro 4,856,089	United States Dollar 6,109,106	(219,069)
8/17/10	Euro 6,070,000	United States Dollar 7,639,581	(270,489)
8/19/10	South African Rand 2,900,000	United States Dollar 367,666	(28,755)
8/25/10	Euro 10,595,000	United States Dollar 12,966,426	(840,305)
8/26/10	Japanese Yen 207,100,000	United States Dollar 2,379,858	(17,724)
8/26/10	Kazak Tenge 44,110,000	United States Dollar 301,463	3,232
8/30/10	Euro 1,400,000	United States Dollar 1,815,013	(9,373)
8/31/10	British Pound Sterling 1,256,171	United States Dollar 1,959,337	(11,521)
8/31/10	Euro 12,277,711	United States Dollar 15,950,257	(49,228)
9/27/10	Japanese Yen 251,181,656	United States Dollar 2,886,532	(22,208)
10/8/10	Sri Lankan Rupee 33,410,000	United States Dollar 284,947	(9,409)
10/29/10	South African Rand 17,200,000	United States Dollar 2,302,636	(21,000)
11/12/10	Sri Lankan Rupee 200,370,000	United States Dollar 1,718,439	(43,424)
11/29/10	Euro 938,250	United States Dollar 1,213,185	(9,068)
1/21/11	Sri Lankan Rupee 85,120,000	United States Dollar 731,900	(12,431)
3/11/11	Sri Lankan Rupee 28,430,000	United States Dollar 233,992	(13,670)
3/18/11	Sri Lankan Rupee 36,270,000	United States Dollar 298,028	(17,760)
3/25/11	Sri Lankan Rupee 67,120,000	United States Dollar 554,482	(29,590)
3/31/11	Euro 1,810,000	United States Dollar 2,441,328	85,006
4/6/11	Israeli Shekel 19,633,000	United States Dollar 5,276,270	85,861
4/6/11	Israeli Shekel 9,822,000	United States Dollar 2,638,691	42,033
4/6/11	Israeli Shekel 9,812,000	United States Dollar 2,635,509	41,494
4/7/11	Euro 2,100,000	United States Dollar 2,813,727	79,982

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
4/29/11	Sri Lankan Rupee 61,000,000	United States Dollar 509,607	$(19,782)
6/2/11	Euro 2,400,000	United States Dollar 2,935,920	(187,420)
7/15/11	Sri Lankan Rupee 230,890,000	United States Dollar 1,943,028	(49,338)

			$(1,912,124)

Purchases

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
8/5/10	Australian Dollar 1,010,900	United States Dollar 887,439	$27,016
8/6/10	Malaysian Ringgit 2,890,000	United States Dollar 900,031	8,364
8/10/10	New Turkish Lira 4,523,020	United States Dollar 2,849,506	147,357
8/10/10	Polish Zloty 15,246,621	Euro 3,672,380	171,849
8/12/10	Indonesian Rupiah 5,074,000,000	United States Dollar 542,616	24,315
8/12/10	Polish Zloty 7,830,000	Euro 1,934,480	24,700
8/12/10	South Korean Won 121,000,000	United States Dollar 99,777	2,500
8/16/10	New Turkish Lira 852,735	United States Dollar 557,145	7,285
8/18/10	Colombian Peso 1,930,000,000	United States Dollar 1,006,624	39,666
8/19/10	Norwegian Krone 30,407,300	Euro 3,827,345	13,130
8/19/10	Swedish Krona 19,900,000	Euro 2,075,424	51,570
8/24/10	Indian Rupee 46,500,000	United States Dollar 971,990	26,777
8/24/10	Indian Rupee 660,000	United States Dollar 14,028	148
8/24/10	Malaysian Ringgit 7,365,000	United States Dollar 2,243,443	69,650
8/25/10	Euro 2,190,000	United States Dollars 2,853,263	605
8/26/10	Qatari Riyal 1,870,000	United States Dollar 513,708	62
8/26/10	Qatari Riyal 1,247,000	United States Dollar 342,545	60
8/26/10	Qatari Riyal 623,500	United States Dollar 171,258	44
8/26/10	Qatari Riyal 650,000	United States Dollar 178,542	41
8/26/10	Qatari Riyal 1,300,000	United States Dollar 357,162	3
8/26/10	South Korean Won 4,380,200,000	United States Dollar 3,625,393	77,167
8/30/10	Malaysian Ringgit 2,670,000	United States Dollar 834,010	4,316
8/30/10	Qatari Riyal 6,200,000	United States Dollar 1,703,156	238
8/31/10	Israeli Shekel 12,059,110	United States Dollar 3,166,035	32,081
8/31/10	Polish Zloty 3,610,000	Euro 900,326	(1,117)

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
9/2/10	Brazilian Real 2,063,492	United States Dollar 1,160,047	$4,827
9/2/10	Qatari Riyal 2,215,000	United States Dollar 608,266	282
9/2/10	Qatari Riyal 2,557,000	United States Dollar 702,260	248
9/2/10	Qatari Riyal 1,920,000	United States Dollar 527,328	172
9/2/10	South Korean Won 2,122,000,000	United States Dollar 1,784,843	8,898
9/3/10	Indonesian Rupiah 21,374,000,000	United States Dollar 2,277,949	109,273
9/7/10	Indian Rupee 102,106,000	United States Dollar 2,162,575	25,919
9/7/10	Malaysian Ringgit 2,170,000	United States Dollar 674,500	6,588
9/7/10	Swedish Krona 11,720,000	Euro 1,226,030	25,350
9/13/10	British Pound Sterling 420,000	Euro 505,747	(124)
9/13/10	British Pound Sterling 335,000	Euro 409,385	(7,907)
9/13/10	British Pound Sterling 1,777,000	Euro 2,147,341	(10,361)
9/13/10	Malaysian Ringgit 3,310,000	United States Dollar 1,031,763	6,847
9/20/10	Indian Rupee 145,080,000	United States Dollar 3,076,662	27,339
9/20/10	Indonesian Rupiah 15,831,000,000	United States Dollar 1,740,435	23,918
9/20/10	Indonesian Rupiah 8,198,580,000	United States Dollar 901,339	12,386
9/28/10	Zambian Kwacha 2,553,900,000	United States Dollar 485,071	38,539
10/12/10	Colombian Peso 800,000,000	United States Dollar 420,499	12,253
6/15/11	Yuan Renminbi 9,800,000	United States Dollar 1,483,724	(22,421)
6/15/11	Yuan Renminbi 20,600,000	United States Dollar 3,116,490	(44,771)

			$945,082

At July 31, 2010, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $179,583 and a payable of $61,857.

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/10	16 Euro-Bobl	Short	$(2,501,361)	$(2,502,675)	$(1,314)
9/10	10 Euro-Bund	Short	(1,666,300)	(1,675,200)	(8,900)
9/10	7 Japan 10-Year Bond	Short	(11,382,687)	(11,492,332)	(109,645)
9/10	57 U.S. 5-Year Treasury Note	Short	(6,650,543)	(6,830,203)	(179,660)

					$(299,519)

•	Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

•	Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

•	Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

	Notional		Fund				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
Bank of America	ILS	2,650	Receive	3-month ILS TELBOR	4.20%	11/19/14	$(43,892)
Bank of America	ILS	2,600	Receive	3-month ILS TELBOR	4.54	1/6/15	(51,375)
Barclays Bank PLC	ILS	1,311	Receive	3-month ILS TELBOR	5.15	3/5/20	(25,585)
Barclays Bank PLC	ILS	1,334	Receive	3-month ILS TELBOR	5.16	3/8/20	(26,192)
JPMorgan Chase Bank	BRL	19,754	Pay	Brazil Interbank Deposit Rate	9.67	1/3/11	18,592

							$(128,452)

BRL	-	Brazilian Real

ILS	-	Israeli Shekel

Credit Default Swaps — Sell Protection

		Notional	Contract		Current	Net Unrealized
		Amount*	Annual	Termination	Market Annual	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**	Date	Fixed Rate***	(Depreciation)
Iceland	JPMorgan Chase Bank	$2,600	1.75%	3/20/18	2.84%	$(163,360)
Iceland	JPMorgan Chase Bank	1,000	2.10	3/20/23	2.42	(24,354)
Iceland	JPMorgan Chase Bank	1,000	2.45	3/20/23	2.42	5,571

						$(182,143)

Credit Default Swaps — Buy Protection

		Notional	Contract			Net Unrealized
		Amount	Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	(Depreciation)
Austria	Barclays Bank PLC	$2,200	0.44%		12/20/13	$12,628
Austria	Barclays Bank PLC	1,000	1.42		3/20/14	(29,160)
Brazil	Bank of America	625	1.00	(1)	6/20/20	(8,139)
Brazil	Bank of America	1,000	1.00	(1)	6/20/20	(3,531)
Brazil	Barclays Bank PLC	2,300	1.65		9/20/19	(59,536)
Brazil	Credit Suisse First Boston, Inc.	775	1.00	(1)	6/20/20	(16,534)
Brazil	HSBC Bank USA	775	1.00	(1)	6/20/20	(14,786)
Egypt	Bank of America	350	1.00	(1)	6/20/15	(6,683)
Egypt	Bank of America	1,400	1.00	(1)	9/20/15	(6,122)
Egypt	Barclays Bank PLC	105	1.00	(1)	6/20/15	175
Egypt	Citigroup Global Markets	300	1.00	(1)	6/20/20	(7,504)
Egypt	Citigroup Global Markets	300	1.00	(1)	6/20/20	(5,845)
Egypt	Deutsche Bank	210	1.00	(1)	6/20/15	440
Egypt	Deutsche Bank	300	1.00	(1)	6/20/15	(6,077)
Egypt	Deutsche Bank	200	1.00	(1)	6/20/15	(3,659)
Egypt	Deutsche Bank	650	1.00	(1)	6/20/15	(7,583)
Egypt	Deutsche Bank	350	1.00	(1)	6/20/20	(7,002)
Egypt	Deutsche Bank	300	1.00	(1)	6/20/20	(6,046)
Egypt	Deutsche Bank	300	1.00	(1)	6/20/20	(2,200)

		Notional	Contract			Net Unrealized
		Amount	Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	(Depreciation)
Egypt	JPMorgan Chase Bank	$350	1.00	%(1)	6/20/15	$(6,683)
Italy	Credit Suisse First Boston, Inc.	6,800	0.20		12/20/16	447,598
Kazakhstan	Citigroup Global Markets	650	1.00	(1)	6/20/15	7,818
Kazakhstan	Deutsche Bank	650	1.00	(1)	6/20/15	8,099
Lebanon	Barclays Bank PLC	500	1.00	(1)	12/20/14	5,069
Lebanon	Barclays Bank PLC	100	1.00	(1)	3/20/15	655
Lebanon	Barclays Bank PLC	100	1.00	(1)	3/20/15	1,613
Lebanon	Barclays Bank PLC	300	1.00	(1)	3/20/15	5,190
Lebanon	Citigroup Global Markets	1,200	3.30		9/20/14	(31,196)
Lebanon	Citigroup Global Markets	1,000	1.00	(1)	12/20/14	9,118
Lebanon	Citigroup Global Markets	350	1.00	(1)	12/20/14	4,023
Lebanon	Citigroup Global Markets	500	1.00	(1)	12/20/14	5,069
Lebanon	Citigroup Global Markets	300	1.00	(1)	3/20/15	7,335
Lebanon	Credit Suisse First Boston, Inc.	800	1.00	(1)	3/20/15	13,870
Lebanon	Credit Suisse First Boston, Inc.	200	1.00	(1)	3/20/15	3,391
Lebanon	Credit Suisse First Boston, Inc.	100	1.00	(1)	6/20/15	2,326
Lebanon	Deutsche Bank	200	1.00	(1)	3/20/15	4,403
Lebanon	Deutsche Bank	100	1.00	(1)	6/20/15	2,326
Malaysia	Bank of America	800	0.83		12/20/14	(1,848)
Malaysia	Barclays Bank PLC	2,100	2.40		3/20/14	(132,635)
Malaysia	Barclays Bank PLC	1,600	0.82		12/20/14	(2,997)
Malaysia	Citigroup Global Markets	2,000	2.45		3/20/14	(130,007)
Philippines	Barclays Bank PLC	1,000	1.70		12/20/14	(17,670)
Philippines	Barclays Bank PLC	1,500	1.84		12/20/14	(35,602)
Philippines	Barclays Bank PLC	1,100	1.85		12/20/14	(26,585)
Philippines	Barclays Bank PLC	655	1.00	(1)	3/20/15	(7,416)
Philippines	Citigroup Global Markets	800	1.84		12/20/14	(18,988)
Philippines	Citigroup Global Markets	1,100	1.86		12/20/14	(27,061)
Philippines	Credit Suisse First Boston, Inc.	5,000	2.15		9/20/11	(106,653)
Philippines	JPMorgan Chase Bank	5,000	2.17		9/20/11	(107,917)
Philippines	JPMorgan Chase Bank	1,100	1.69		12/20/14	(18,960)
Philippines	JPMorgan Chase Bank	656	1.00	(1)	3/20/15	(7,428)
Russia	Bank of America	625	1.00	(1)	6/20/15	(15,996)
Russia	Citigroup Global Markets	600	1.00	(1)	6/20/15	7,883
Russia	Credit Suisse First Boston, Inc.	700	1.00	(1)	3/20/15	8,767
Russia	Credit Suisse First Boston, Inc.	600	1.00	(1)	6/20/15	8,381
Russia	Deutsche Bank	600	1.00	(1)	6/20/15	8,381
Russia	Goldman Sachs, Inc.	625	1.00	(1)	6/20/15	(15,996)
South Africa	Bank of America	1,200	1.00	(1)	12/20/19	(2,649)
South Africa	Barclays Bank PLC	1,200	1.00	(1)	12/20/19	(10,799)
South Africa	Barclays Bank PLC	500	1.00	(1)	3/20/20	2,061
South Africa	Citigroup Global Markets	655	1.00	(1)	12/20/19	(10,410)
South Africa	Citigroup Global Markets	400	1.00	(1)	3/20/20	(7,760)
South Africa	Citigroup Global Markets	200	1.00	(1)	3/20/20	(3,494)
South Africa	Credit Suisse First Boston, Inc.	200	1.00	(1)	3/20/20	(1,749)
South Africa	Credit Suisse First Boston, Inc.	400	1.00	(1)	3/20/20	160
South Africa	JPMorgan Chase Bank	310	1.00	(1)	12/20/19	(9,389)
South Africa	JPMorgan Chase Bank	600	1.00	(1)	12/20/19	(11,005)
South Africa	JPMorgan Chase Bank	200	1.00	(1)	3/20/20	(3,351)
South Africa	JPMorgan Chase Bank	400	1.00	(1)	3/20/20	(137)
South Africa	JPMorgan Chase Bank	300	1.00	(1)	3/20/20	343
Spain	Barclays Bank PLC	300	1.00	(1)	3/20/20	12,886
Spain	Citigroup Global Markets	1,200	1.00	(1)	3/20/20	33,727
Spain	Citigroup Global Markets	1,200	1.00	(1)	3/20/20	144
Spain	Deutsche Bank	1,200	1.00	(1)	3/20/20	35,493
Spain	Deutsche Bank	1,200	1.00	(1)	3/20/20	144
Spain	Deutsche Bank	500	1.00	(1)	6/20/20	(7,351)
Thailand	Barclays Bank PLC	1,900	0.97		9/20/19	36,878
Thailand	Citigroup Global Markets	1,600	0.86		12/20/14	8,418
Thailand	Citigroup Global Markets	900	0.95		9/20/19	18,914

		Notional		Contract			Net Unrealized
		Amount		Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Fixed Rate**		Date	(Depreciation)
Thailand	JPMorgan Chase Bank		$800	0.87%		12/20/14	$3,861
Turkey	Barclays Bank PLC		1,100	2.12		1/20/13	(23,221)
Turkey	Citigroup Global Markets		2,300	2.93		9/20/19	(226,275)
Turkey	Credit Suisse First Boston, Inc.		880	2.11		1/20/13	(18,359)
Turkey	JPMorgan Chase Bank		3,740	2.12		1/20/13	(78,950)
Uruguay	Citigroup Global Markets		300	1.00	(1)	6/20/20	2,504
Uruguay	Deutsche Bank		600	1.00	(1)	6/20/20	6,069
Banco Comercial Portugues, S.A.	JPMorgan Chase Bank		470	1.00	(1)	3/20/15	41,969
Banco de Sabadell, S.A.	JPMorgan Chase Bank		470	3.00	(1)	3/20/15	10,906
Erste Group Bank AG	Barclays Bank PLC		470	1.00	(1)	3/20/15	(3,024)
ING Verzekeringen N.V.	JPMorgan Chase Bank		470	1.00	(1)	3/20/15	12,005
OAO Gazprom	Bank of America		700	1.00	(1)	6/20/20	(15,970)
OAO Gazprom	Barclays Bank PLC		500	1.00	(1)	6/20/15	(1,833)
OAO Gazprom	Deutsche Bank		500	1.00	(1)	6/20/15	(2,040)
OAO Gazprom	Goldman Sachs, Inc.		310	1.00	(1)	9/20/20	(3,091)
Rabobank Nederland N.V.	JPMorgan Chase Bank		470	1.00	(1)	3/20/15	1,601
Raiffeisen Zentralbank	Barclays Bank PLC		470	1.00	(1)	3/20/15	(8,075)
iTraxx Europe Subordinated Financials 5-Year Index	Bank of America	EUR	600	1.00	(1)	6/20/15	(24,245)
iTraxx Europe Subordinated Financials 5-Year Index	JPMorgan Chase Bank	EUR	1,800	1.00	(1)	6/20/15	32,823

							$(539,758)

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2010, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $4,600,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR - Euro

Cross-Currency Swaps

	Notional Amount		Notional Amount
	on Fixed Rate		on Floating Rate
	(Currency Received)		(Currency Delivered)	Floating	Fixed	Termination	Net Unrealized
Counterparty	(000’s omitted)		(000’s omitted)	Rate	Rate	Date	Depreciation
Bank of America	TRY	6,400	$4,272	3-month USD- LIBOR-BBA	10.03%	11/25/13	$(539,803)
Citigroup Global Markets	TRY	1,110	687	3-month USD- LIBOR-BBA	11.95	2/15/12	(137,819)
Citigroup Global Markets	TRY	2,367	1,427	3-month USD- LIBOR-BBA	12.10	2/15/12	(335,480)
Citigroup Global Markets	TRY	3,434	2,044	3-month USD- LIBOR-BBA	12.46	8/14/13	(788,943)
Citigroup Global Markets	TRY	1,152	770	3-month USD- LIBOR-BBA	10.05	11/06/13	(99,282)
Credit Suisse First Boston, Inc.	TRY	1,799	1,039	3-month USD- LIBOR-BBA	12.45	2/15/12	(310,795)
JPMorgan Chase Bank	TRY	26	18	3-month USD- LIBOR-BBA	10.10	11/06/13	(2,283)

							$(2,214,405)

TRY	-	New Turkish Lira

The Fund pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written currency call options activity for the fiscal year to date ended July 31, 2010 was as follows:

	Principal Amount
	of Contracts		Premiums
	(000’s omitted)		Received
Outstanding, beginning of period	JPY	1,057,000	$135,484
Options expired	JPY	(1,057,000)	(135,484)

Outstanding, end of period		—	$—

JPY	-	Japanese Yen

At July 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Fund may otherwise invest, or to enhance return.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts and currency options to enhance return, to hedge against fluctuations in currency exchange rates, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Fund holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate and cross-currency swap contracts. The Fund may also purchase and sell U.S. Treasury and foreign debt futures contracts to hedge against changes in interest rates.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2010 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivatives	Derivatives
Credit	Credit Default Swaps	$841,035	$(1,562,936)

		$841,035	$(1,562,936)

Foreign Exchange	Currency Options Purchased	$452,890	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	1,548,974	(2,398,290)

		$2,001,864	$(2,398,290)

Interest Rate	Cross-Currency Swaps	$—	$(2,214,405)
Interest Rate	Futures Contracts	—	(299,519)*
Interest Rate	Interest Rate Swaps	18,592	(147,044)

		$18,592	$(2,660,968)

*	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$416,800,894

Gross unrealized appreciation	$21,114,659
Gross unrealized depreciation	(10,134,618)

Net unrealized appreciation	$10,980,041

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (less unfunded loan commitments)	$—	$149,770,837	$398,949	$150,169,786
Collateralized Mortgage Obligations	—	23,204,620	—	23,204,620
Commercial Mortgage-Backed Securities	—	8,478,233	—	8,478,233
Mortgage Pass-Throughs	—	123,478,449	—	123,478,449
Asset-Backed Securities	—	280,172	—	280,172
Corporate Bonds & Notes	—	792,676	—	792,676
Foreign Corporate Bonds & Notes	—	2,530,822	—	2,530,822
Foreign Government Bonds	—	39,740,672	—	39,740,672
Common Stocks	28,387	565,395	1,014,497	1,608,279
Warrants	—	—	1,719	1,719
Currency Options Purchased	—	452,890	—	452,890
Short-Term — Foreign Government Securities	—	67,996,985	—	67,996,985
Short-Term — Other Securities	—	9,045,632	—	9,045,632

Total Investments	$28,387	$426,337,383	$1,415,165	$427,780,935

Forward Foreign Currency Exchange Contracts	$—	$1,548,974	$—	$1,548,974
Swap Contracts	—	859,627	—	859,627

Total	$28,387	$428,745,984	$1,415,165	$430,189,536

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(2,398,290)	$—	$(2,398,290)
Futures Contracts	(299,519)	—	—	(299,519)
Swap Contracts	—	(3,924,385)	—	(3,924,385)

Total	$(299,519)	$(6,322,675)	$—	$(6,622,194)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Investments in
	Senior	Foreign
	Floating-Rate	Government	Investments in	Investments in
	Interests	Bonds	Common Stocks	Warrants	Total
Balance as of October 31, 2009	$473,504	$711,596	$12,402	$—	$1,197,502
Realized gains (losses)	(323,555)	(517,768)	18,698	—	(822,625)
Change in net unrealized appreciation (depreciation)	196,688	690,995	41,244	0	928,927
Net purchases (sales)	51,289	(884,823)	942,153	1,719	110,338
Accrued discount (premium)	1,023	—	—	—	1,023
Net transfers to (from) Level 3*	—	—	(0)	—	(0)

Balance as of July 31, 2010	$398,949	$—	$1,014,497	$1,719	$1,415,165

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2010	$(27,652)	$—	$41,244	$0	$13,592

*	Transfers are reflected at the value of the securities at the beginning of the period.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Short Duration Diversified Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: September 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: September 24, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: September 24, 2010